Argentina’s Hyperinflationary Economy - Effects of Hyperinflation on Financial Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Dec. 31, 2016
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	$ 124,477	$ 270,380
Translation difference	136,960	110,635	$ (6,714)
Assets [Abstract]
Inventories	396,239	339,398
TOTAL CURRENT ASSETS	6,581,254	6,383,986
Investments accounted for using the equity method	1,978	2,596	2,747
Intangible assets other than goodwill	5,527,879	5,827,289
Goodwill	1,173,043	1,205,570
Property, plant and equipment	9,019,237	8,686,827
Deferred tax Assets	1,088,234	433,037
TOTAL NON-CURRENT ASSETS	23,195,130	21,012,370
TOTAL ASSETS	29,776,384	27,396,356
LIABILITIES
Deferred tax liabilities	643,854	546,070
Non-Current Liabilities	10,794,266	8,913,700
TOTAL LIABILITIES	17,530,198	18,564,456
EQUITY
Equity attributable to the owners of the parent	9,966,287	6,724,008
Non-controlling interests	2,279,899	2,107,892
TOTAL EQUITY	12,246,186	8,831,900	$ 8,278,507		$ 7,879,739
TOTAL LIABILITIES AND EQUITY	29,776,384	27,396,356
Argentina | Inventory [Member]
Assets [Abstract]
Inventories	28,864			$ 5,074
Argentina | Current Assets [Member]
Assets [Abstract]
TOTAL CURRENT ASSETS	28,864			5,074
Argentina | Investments accounted for using equity method [member]
Assets [Abstract]
Investments accounted for using the equity method	323			388
Argentina | Intangible assets other than goodwill [member]
Assets [Abstract]
Intangible assets other than goodwill	12,766			8,186
Argentina | Goodwill [member]
Assets [Abstract]
Goodwill	23,598			23,434
Argentina | Property, plant and equipment [member]
Assets [Abstract]
Property, plant and equipment	1,309,416			1,175,374
Argentina | IFRS Deferred Tax Assets [Member]
Assets [Abstract]
Deferred tax Assets	20,861
Argentina | Noncurrent Assets [Member]
Assets [Abstract]
TOTAL NON-CURRENT ASSETS	1,366,964			1,207,382
Argentina | IFRS Assets [Member]
Assets [Abstract]
TOTAL ASSETS	1,395,828			1,212,456
Argentina | IFRS Deferred Tax Liabilities [Member]
LIABILITIES
Deferred tax liabilities	312,662			265,047
Argentina | IFRS Non Current Liabilities [Member]
LIABILITIES
Non-Current Liabilities	312,662			265,047
Argentina | IFRS Liabilities [Member]
LIABILITIES
TOTAL LIABILITIES	312,662			265,047
Argentina | Equity Attributable to Shareholders of Enel Americas [Member]
EQUITY
Equity attributable to the owners of the parent	764,970			664,005
Argentina | Non-Controlling Interests [Member]
EQUITY
Non-controlling interests	318,196			283,404
Argentina | Total Equity [Member]
EQUITY
TOTAL EQUITY	1,083,166			947,409
Argentina | Equity And Liabilities [Member]
EQUITY
TOTAL LIABILITIES AND EQUITY	1,395,828			$ 1,212,456
IAS 29 [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	124,477	$ 270,380
IAS 29 [Member] | Argentina | Inventory [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	25,671
IAS 29 [Member] | Argentina | Current Assets [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	25,671
IAS 29 [Member] | Argentina | Investments accounted for using equity method [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	79
IAS 29 [Member] | Argentina | Intangible assets other than goodwill [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	7,617
IAS 29 [Member] | Argentina | Goodwill [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	8,858
IAS 29 [Member] | Argentina | Property, plant and equipment [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	570,096
IAS 29 [Member] | Argentina | IFRS Deferred Tax Assets [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	20,861
IAS 29 [Member] | Argentina | Noncurrent Assets [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	607,511
IAS 29 [Member] | Argentina | IFRS Assets [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	633,182
IAS 29 [Member] | Argentina | IFRS Deferred Tax Liabilities [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	145,945
IAS 29 [Member] | Argentina | IFRS Non Current Liabilities [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	145,945
IAS 29 [Member] | Argentina | IFRS Liabilities [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	145,945
IAS 29 [Member] | Argentina | Equity Attributable to Shareholders of Enel Americas [Member]
EQUITY
Equity attributable to the owners of the parent	347,305
IAS 29 [Member] | Argentina | Non-Controlling Interests [Member]
EQUITY
Non-controlling interests	139,932
IAS 29 [Member] | Argentina | Total Equity [Member]
EQUITY
TOTAL EQUITY	487,237
IAS 29 [Member] | Argentina | Equity And Liabilities [Member]
EQUITY
TOTAL LIABILITIES AND EQUITY	633,182
IAS 21 [Member] | Argentina | Inventory [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(1,881)
IAS 21 [Member] | Argentina | Current Assets [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(1,881)
IAS 21 [Member] | Argentina | Investments accounted for using equity method [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(144)
IAS 21 [Member] | Argentina | Intangible assets other than goodwill [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(3,037)
IAS 21 [Member] | Argentina | Goodwill [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(8,694)
IAS 21 [Member] | Argentina | Property, plant and equipment [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(436,054)
IAS 21 [Member] | Argentina | Noncurrent Assets [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(447,929)
IAS 21 [Member] | Argentina | IFRS Assets [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(449,810)
IAS 21 [Member] | Argentina | IFRS Deferred Tax Liabilities [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(98,330)
IAS 21 [Member] | Argentina | IFRS Non Current Liabilities [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(98,330)
IAS 21 [Member] | Argentina | IFRS Liabilities [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(98,330)
IAS 21 [Member] | Argentina | Equity Attributable to Shareholders of Enel Americas [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(246,340)
IAS 21 [Member] | Argentina | Non-Controlling Interests [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(105,140)
IAS 21 [Member] | Argentina | Total Equity [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(351,480)
IAS 21 [Member] | Argentina | Equity And Liabilities [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	$ (449,810)